INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2022	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity — 53.7%
Communication Services — 24.0%
189,945	Telesat, Class B (a)	1,424,587
169,531	TerreStar Corporation (a)(b)(c)(d)(e)	62,095,815

		63,520,402

Healthcare — 0.4%
232,800	Heron Therapeutics, Inc. (a)(f)	582,000
17,200	Patterson (f)	482,116

		1,064,116

Information Technology — 2.5%
49,809	Salesforce Inc (a)(f)	6,604,176

Materials — 1.4%
730,484	MPM Holdings, Inc. (a)(e)	3,652,420

Real Estate — 25.4%
56,000	Alexandria Real Estate Equities, REIT (f)	8,157,520
8,055	City Office, REIT (f)	67,501
77,700	Elme Communities, REIT (f)	1,383,060
1,146,313	GAF REIT (a)(b)(c)(d)	16,023,974
250,631	Healthcare Realty Trust, REIT, Class A (f)	4,829,660
28,692	Independence Realty Trust, Inc., REIT (f)	483,747
549,863	NexPoint Diversified Real Estate Trust REIT (d)(f)	6,163,964
901,385	NexPoint Real Estate Finance REIT (d)(f)	14,323,013
168,760	NexPoint Residential Trust, Inc., REIT (d)(f)	7,344,435
280,000	United Development Funding IV, REIT (a)(b)(c)(d)	260,400
875,255	Whitestone, REIT, Class B (f)	8,437,458

		67,474,732

	Total U.S. Equity (Cost $136,261,410)	142,315,846

Principal Amount ($)
U.S. Senior Loans (h) — 12.6%
Communication Services — 7.7%
	TerreStar Corporation, Term Loan A, 1st Lien,
20,557,835	11% PIK 02/27/28 (b)(c)(d)	20,430,376

Real Estate — 4.9%
5,000,000	NexPoint SFR Operating Partnership, LP, 05/24/27 (b)(c)(d)	5,000,000
8,500,000	NHT Operating Partnership LLC Secured Promissory Note, 02/22/27 (b)(c)(d)	7,871,000

		12,871,000

	Total U.S. Senior Loans (Cost $34,047,652)	33,301,376

Shares		Value ($)
U.S. Master Limited Partnerships — 9.1%
Energy — 9.1%
1,402,440	Energy Transfer L.P. (f)	16,646,963
278,100	Western Midstream Partners L.P. (f)	7,466,985

	Total U.S. Master Limited Partnerships (Cost $32,696,103)	24,113,948

Non-U.S. Equity — 7.5%
Communication Services — 0.0%
77,866	Grupo Clarin, Class B (a)(g)	47,453

Consumer Discretionary — 1.0%
3,000	MercadoLibre, Inc. (a)(f)(g)	2,538,720
718	Toys ‘R’ Us (a)(b)(c)(g)	16,293

		2,555,013

Energy — 3.6%
131,600	Targa Resources (f)(g)	9,672,600
121	Transocean (a)(g)	552

		9,673,152

Financials — 0.0%
24,300	Grupo Supervielle SA ADR (g)(i)	52,488

Healthcare — 0.0%
10,445	HLS Therapeutics Inc. (g)	75,726

Industrials — 0.4%
60,593	GL Events (g)	1,049,473

Information Technology — 0.0%
46,630	Avaya Holdings Corp. (a)(f)(g)	9,139
3,995	StoneCo, Class A (a)(f)(g)	37,713

		46,852

Utilities — 2.5%
202,250	Central Puerto ADR (f)(g)(i)	1,201,365
67,700	Pampa Energia ADR (a)(f)(g)	2,162,338
133,000	Vistra Energy Corp. (f)(g)	3,085,600

		6,449,303

	Total Non-U.S. Equity (Cost $21,341,880)	19,949,460

U.S. LLC Interest — 7.5%
Real Estate — 7.5%
349	GAF REIT Sub II, LLC (a)(b)(c)(d)	9,714,123
100,000	GAF REIT Sub III, LLC (b)(c)(d)	6,689,690
3,789,008	SFR WLIF III, LLC (b)(c)(d)	3,565,226

	Total U.S. LLC Interest (Cost $21,352,345)	19,969,039

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2022	Highland Global Allocation Fund

Units		Value ($)
U.S. Warrants — 7.0%
Energy — 7.0%
28,562	Quarternorth Energy Holding Inc. (a)	3,941,556
127,592	Quarternorth Energy Holding Inc. Tranche 1, Expires 08/27/2029 (a)	1,435,410
245,732	Quarternorth Energy Holding Inc. Tranche 2, Expires 08/27/2029 (a)	2,150,155
79,147	Quarternorth Energy Holding Inc. Tranche 3, Expires 08/27/2029 (a)	10,922,286

	Total U.S. Warrants (Cost $12,952,253)	18,449,407

U.S. Rights — 3.8%
Utilities — 3.8%
7,905,143	Texas Competitive Electric Holdings Co., LLC (a)	9,980,243

	Total U.S. Rights (Cost $22,029,102)	9,980,243

Principal Amount ($)
Non-U.S. Sovereign Bonds — 3.1%
90,699	Argentine Republic Government International Bond 1.00%, 7/9/2029 (g)	24,317
29,000,000	3.50%, 7/9/2041(g)(j)	8,249,796

	Total Non-U.S. Sovereign Bonds (Cost $16,474,665)	8,274,113

Shares
U.S. Preferred Stock — 2.7%
Healthcare — 1.3%
310,782	Apnimed (b)(c)(k)	3,449,991

Real Estate — 1.4%
239,774	Braemar Hotels & Resorts, Inc., REIT (a)(i)(k)	3,738,077

	Total U.S. Preferred Stock (Cost $6,551,621)	7,188,068

Principal Amount ($)
U.S. Asset-Backed Securities — 2.6%
250,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D 3.00%, 6/15/2050 (l)	180,435

Principal Amount ($)		Value ($)
U.S. Asset-Backed Securities (continued)
6,708,192	FREMF Mortgage Trust, Series 2021-KF112, Class CS SOFR30A + 6.250%, 9.98%, 1/25/2031 (l)	6,708,192

	Total U.S. Asset-Backed Securities (Cost $6,947,346)	6,888,627

Shares
Non-U.S. Master Limited Partnership — 0.7%
Energy — 0.7%
78,631	Enterprise Products Partners (f)(g)	1,896,579

	Total Non-U.S. Master Limited Partnership (Cost $2,151,846)	1,896,579

Principal Amount ($)
U.S. Corporate Bonds & Notes — 0.3%
Communication Services — 0.3%
320,615	iHeartCommunications, Inc. 6.38%, 05/01/26 (f)	295,472
584,493	8.38%, 05/01/27 (f)	498,098

	Total U.S. Corporate Bonds & Notes (Cost $1,634,946)	793,570

Units
Non-U.S. Warrants — 0.0%
Communication Services — 0.0%
1,109	iHeartCommunications, Inc., Expires 05/01/2039 (a)(g)	7,902

Industrials — 0.0%
1,260,362	American Airlines Group, Inc. (a)(b)(c)(g)	—

	Total Non-U.S. Warrants (Cost $23,084)	7,902

Principal Amount ($)
Non-U.S. Asset-Backed Security — 0.0%
246,196	Pamco Cayman, Ltd., Series 1997-1A, Class B 7.91%, 8/6/2013 (b)(c)(g)(l)	1,880

	Total Non-U.S. Asset-Backed Security (Cost $167,413)	1,880

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2022	Highland Global Allocation Fund

Shares		Value ($)
U.S. Exchange-Traded Funds — 3.7%
36,065	Direxion Daily S&P 500 Bull 3X (i)	2,239,997
95,675	ProShares UltraPro QQQ	1,655,177
206,850	Teucrium Corn Fund (f)	5,570,471
8,750	VelocityShares 3x Long Silver ETN linked to the S&P GSCI Silver Index (f)	427,875

	Total U.S. Exchange-Traded Funds (Cost $11,454,772)	9,893,520

Non-U.S. Registered Investment Company — 1.3%
10,000	BB Votorantim Highland Infrastructure LLC (b)(c)(d)	3,407,296

	Total Non-U.S. Registered Investment Company (Cost $4,571,783)	3,407,296

U.S. Registered Investment Companies — 5.7%
334,005	Highland Income Fund (d)(f)	3,440,251
706,236	NexPoint Event Driven Fund, Class Z (d)	10,586,485
54,992	NexPoint Merger Arbitrage Fund, Class Z (d)	1,088,834

	Total U.S. Registered Investment Companies (Cost $15,557,003)	15,115,570

Principal Amount ($)
U.S. Repurchase Agreements — 0.5%
286,939	Bank of America 4.300%, dated 12/30/2022 to be repurchased on 01/03/2023, repurchase price $287,076 (collateralized by U.S. Government and Treasury obligations, ranging in par value $1,140—$39,235, 1.500%—6.500%, 05/01/2037 – 05/01/2058; with total market value $292,678)(m)(n)	286,939
84,924	Citigroup 4.250%, dated 12/30/2022 to be repurchased on 01/03/2023, repurchase price $84,964 (collateralized by U.S. Government and Treasury obligations, ranging in par value $0—$18,136, 0.000% - 4.500%, 04/11/2023 – 10/31/2029; with total market value $86,622)(m)(n)	84,924

Principal Amount ($)		Value ($)
U.S. Repurchase Agreements (continued)
286,939	Daiwa 4.300%, dated 12/30/2022 to be repurchased on 01/03/2023, repurchase price $287,076 (collateralized by U.S. Government and Treasury obligations, ranging in par value $1—$91,075, 1.500% - 6.000%, 08/01/2023 – 01/01/2053; with total market value $292,678)(m)(n)	286,939
286,939	RBC 4.300%, dated 12/30/2022 to be repurchased on 01/03/2023, repurchase price $287,076 (collateralized by U.S. Government and Treasury obligations, ranging in par value $0—$78,562, 2.000% - 6.000%, 09/01/2024 – 10/20/2052; with total market value $292,678)(m)(n)	286,939
286,939	Truist 4.320%, dated 12/30/2022 to be repurchased on 01/03/2023, repurchase price $287,077 (collateralized by U.S. Government and Treasury obligations, ranging in par value $0—$87,303, 1.500% - 6.500%, 05/31/2024 – 12/01/2052; with total market value $292,680)(m)(n)	286,939

	Total U.S. Repurchase Agreements (Cost $1,232,680)	1,232,680

Shares
U.S. Cash Equivalent — 2.2%
Money Market Fund(o) — 2.2%
5,935,482	Dreyfus Treasury Obligations Cash Management, Institutional Class 4.170%	5,935,482

	Total U.S. Cash Equivalent (Cost $5,935,482)	5,935,482

Total Investments—124.0%		328,714,606

(Cost $353,383,386)

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2022	Highland Global Allocation Fund

Shares		Value ($)
Securities Sold Short— (1.4)%
U.S. Equity — (1.4)%
Communication Services — (1.1)%
(9,952)	Netflix, Inc. (p)	(2,934,646)

Consumer Staples — (0.3)%
(4,000)	WD-40 Co.	(644,840)

	Total U.S. Equity (Proceeds $1,665,944)	(3,579,486)

	Total Securities Sold Short- (1.4)% (Proceeds $1,665,944)	(3,579,486)

Other Assets & Liabilities, Net - (22.6)%(q)		(59,980,906)

Net Assets—100.0%		265,154,214

(a)	Non-Income producing security.
(b)

Securities with a total aggregate value of $138,526,064, or 52.2% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $138,526,064, or 52.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2022. Please see Notes to Investment Portfolio.

(d)	Affiliated issuer. Assets with a total aggregate fair value of $178,004,882, or 67.1% of net assets, were affiliated with the Fund as of December 31, 2022.
(e)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security ($)	Fair Value at Period End ($)	Percent of Net Assets %
TerreStar Corporation	U.S. Equity	11/14/2014	48,015,562	62,095,815	23.4
MPM Holdings, Inc.	U.S. Equity	5/15/2019	—	3,652,420	1.4

(f)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $105,357,674.
(g)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(h)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(i)

Securities (or a portion of securities) on loan. As of December 31, 2022, the fair value of securities loaned was $1,200,744. The loaned securities were secured with cash and/or securities collateral of $1,228,418. Collateral is calculated based on prior day’s prices.

(j)	Step Coupon Security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Perpetual security with no stated maturity date.
(l)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2022, these securities amounted to $6,890,507 or 2.6% of net assets.

(m)	Tri-Party Repurchase Agreement.
(n)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2022 was $1,232,680.
(o)	Rate reported is 7 day effective yield.
(p)	No dividend payable on security sold short.
(q)	As of December 31, 2022, $3,547,786 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2022	NexPoint Funds II

Organization

NexPoint Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises two portfolios (collectively the “Funds”) that are currently being offered. This report covers information for the period ended December 31, 2022 for Highland Global Allocation Fund (the “Fund”). NexPoint Climate Tech Fund is reported separately.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations. The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies established by NexPoint and approved by the Fund’s Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2022	NexPoint Funds II

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, exchange traded funds, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2022	NexPoint Funds II

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of December 31, 2022:

Issuer	Shares/ Principal Amount ($) at September 30, 2022	Beginning Value as of September 30, 2022 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Amortization (Accretion) of Premium/ (Discount) $	Net Realized Gain (Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation (Depreciation) $	Ending Value as of December 31, 2022 $	Shares/ Principal Amount ($) December 31, 2022	Affiliated Income $	Cap Gain Distributions $
Majority Owned, Not Consolidated
None
Other Affiliates
Terrestar Corporation (U.S. Equity)	169,531	61,209,167	—	—	—	—	—	886,648	62,095,815	169,531	—	—
GAF REIT (U.S. Equity)	1,146,313	16,028,896	—	—	—	—	—	(4,922)	16,023,974	1,146,313	—	—
NexPoint Real Estate Finance (U.S. Equity)	1,322,385	19,809,333	—	(8,187,526)	—	—	576,775	2,124,431	14,323,013	901,385	661,193	—
NexPoint Residential Trust, Inc. (U.S. Equity)	168,760	7,798,400	—	—	(70,880)	—	—	(383,085)	7,344,435	168,760	—	—
United Development Funding IV (U.S. Equity)	280,000	260,400	—	—	(18,200)	—	—	18,200	260,400	280,000	—	—
Terrestar Corporation (U.S. Senior Loan)	19,996,652	19,854,675	561,183	—	—	348	—	14,170	20,430,376	20,557,835	572,610	—
NexPoint SFR Operating Partnership, LP (U.S. Senior Loan)	5,000,000	5,000,000	—	—	—	—	—	—	5,000,000	5,000,000	93,750	—
NHT Operating Partnership LLC Secured Promissary Note (U.S. Senior Loan)	8,500,000	7,871,000	—	—	—	—	—	—	7,871,000	8,500,000	116,875	—
GAF REIT Sub II, LLC (U.S. LLC Interest)	349	9,715,224	—	—	—	—	—	(1,101)	9,714,123	349	—	—
GAF REIT Sub III, LLC (U.S. LLC Interest)	—	—	8,187,526	—	—	—	—	(1,497,836)	6,689,690	100,000	—	—
SFR WLIF III, LLC (U.S. LLC Interest)	3,789,008	3,565,226	—	—	—	—	—	—	3,565,226	3,789,008	54,094	—
BB Votorantim Highland Infrastructure LLC (Non-U.S. Registered Investment Company)	10,000	3,395,347	—	—	—	—	—	11,949	3,407,296	10,000	—	—
Highland Income Fund (U.S. Registered Investment Company)	334,005	3,246,529	—	—	—	—	—	193,722	3,440,251	334,005	77,155	—
NexPoint Diversified Real Estate Trust (U.S. Equity)	549,863	6,900,781	—	—	—	—	—	(736,817)	6,163,964	549,863	82,479	—
NexPoint Event Driven Fund (U.S. Exchange-Traded Fund)	706,236	10,445,237	—	—	—	—	—	141,248	10,586,485	706,236	—	—
NexPoint Merger Arbitrage Fund (U.S. Registered Investment Company)	54,992	1,080,585	—	—	—	—	—	8,249	1,088,834	54,992	13,907	—
Other Controlled
None

Total	42,028,094	176,180,800	8,748,709	(8,187,526)	(89,080)	348	576,775	774,856	178,004,882	42,268,277	1,672,063	—